NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended	12 Months Ended	90 Months Ended	216 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Jul. 13, 2004	Dec. 31, 2014
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful lives of assets		5 years
Estimated useful life of patents	20 years	20 years
Date of incorporation		Jan. 01, 1997	Jan. 01, 1997
Entity former incorporation name		Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc.	PSI-Tec Holdings, Inc.
Jurisdiction of incorporation		Nevada	Nevada
Date of corporate name change		Mar. 10, 2008		Mar. 10, 2008
Disposal of assets discription			The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued.
Date of acquisition				Jul. 14, 2004
Fair value method for acquisition transaction
the share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc.

Name of acquired entity				PSI-TEC Holdings, Inc.
Common shares issued by entity in acquisition transaction				15,600,000
Common shares exchanged				2,206,280
Date of merger				Oct. 20, 2006